SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

10.                               SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s Amended and Restated Memorandum and Articles of Association authorize the Company to issue 500,000,000 shares with a nominal or par value of $0.0001 each.

Share repurchase program

On October 12, 2008, the Company announced a share repurchase program authorized by the Board of Directors with total share repurchase amounts up to $25,000.

The shares repurchased for each of the three years ended December 31, 2013 is summarized in the table below. The shares repurchased by the Company were accounted for at cost and there was no reissuance of the shares as of December 31, 2013.

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2011	1,825,800	7,303,200	1.31-3.75	2,654
2012	5,955,796	23,823,184	0.89-1.38	7,396
2013	3,538,100	14,152,399	1.27-1.99	6,638
	11,319,696	45,278,783		16,688

Out of the repurchased share in 2013, 9,265,895 shares were retired. The related paid-in capital, additional paid-in capital and treasury stock were reversed in amount of $1, $4,562 and $4,563, respectively in 2013.